WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

OPEN-END FUNDS - 15.9%	Shares	Value
AB High Income Fund - Advisor Class	508,076	$ 3,322,819
American High-Income Trust - Class F-2	90,871	823,291
BlackRock High Yield Bond Fund - Institutional Class	121,405	814,631
BrandywineGLOBAL High Yield Fund - Class IS	106,118	1,019,791
Federated Hermes Institutional High Yield Bond Fund - Institutional Shares	2	13
Fidelity Capital & Income Fund	135,555	1,240,329
Janus Henderson High-Yield Fund - Class N	22,000	153,337
Lord Abbett High Yield Fund - Class I	239,192	1,463,856
MainStay MacKay Short Duration High Yield Fund - Class I	433,160	3,998,067
MFS High Income Fund - Institutional Class	4	11
Neuberger Berman High Income Bond Fund - Institutional Class	2	14
Osterweis Strategic Income Fund - Class I	476,603	5,037,693
PGIM High Yield Fund - Class Z	4	19
PIMCO High Yield Spectrum Fund - Institutional Class	233,041	1,987,841
TIAA-CREF High-Yield Fund - Institutional Class	2	14
Transamerica High Yield Bond - Class I	2	13
Vanguard High-Yield Corporate Fund - Admiral Shares	415,476	2,152,167
TOTAL OPEN-END FUNDS (Cost $22,005,146)		$ 22,013,906

MONEY MARKET FUNDS - 83.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.98% (a)	38,931,101	$ 38,931,101
First American Treasury Obligations Fund - Class Z, 4.95% (a)	38,214,602	38,214,602
Invesco Treasury Portfolio - Institutional Class, 5.04% (a)	39,067,143	39,067,143
TOTAL MONEY MARKET FUNDS (Cost $116,212,846)		$ 116,212,846

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $138,217,992)		$ 138,226,752

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		276,771

NET ASSETS - 100.0%		$ 138,503,523

(a)	The rate shown is the 7-day effective yield as of May 31, 2023.